Commitment and Contingencies (Details) (USD $)	1 Months Ended		9 Months Ended
	May 31, 2012	Mar. 31, 2012	Sep. 30, 2012	Aug. 31, 2012
Commitment and Contingencies
Term of Lease		5 years
Base annual rent			$ 152,500
Percentage of annual increase in base annual rent			3.00%
Basis for determining number of stock options awards to each non-employee Board member	10,000
Value of stock options issued to each non-employee director	4,278
Value of stock options that may be issued to each non-employee director if stockholders approve the amendment to increase the number of shares issuable under the Plan				$ 5,722